Investment Objectives and Goals	Oct. 28, 2026
Swan Defined Risk Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – SWAN DEFINED RISK FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks long term capital appreciation.
Swan Defined Risk Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – SWAN DEFINED RISK GROWTH FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks long term capital appreciation.